Acquisitions and divestitures (Tables)	6 Months Ended
Jun. 30, 2023
Acquisitions And Divestitures
Schedule of acquisitions and divestitures

		Three-month period ended June 30, 2023		Six-month period ended June 30, 2023
	Reference	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Companhia Siderúrgica do Pecém	15(a)	-	-	-	37
Mineração Rio do Norte	15(c)	-	(93)	-	(93)
		-	(93)	-	(56)

		Three-month period ended June 30, 2022		Six-month period ended June 30, 2022
	Reference	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	15(d)	(30)	-	1,104	-
California Steel Industries	15(e)	-	(5)	-	292
Companhia Siderúrgica do Pecém	15(a)	-	(24)	-	(135)
		(30)	(29)	1,104	157
Discontinued operations (Coal)	15(f)	(429)		(589)
		(459)	(29)	515	157

Schedule of net income and cash flows from discontinued operations

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Net income from discontinued operations
Net operating revenue	-	-	-	448
Cost of goods sold and services rendered	-	-	-	(264)
Operating expenses	-	-	-	(13)
Impairment and results on disposals of non-current assets, net	-	(429)	-	(589)
Operating loss	-	(429)	-	(418)
Cumulative translation adjustments		3,072		3,072
Derecognition of noncontrolling interest		(585)		(585)
Financial results, net	-	-	-	(7)
Net income before income taxes	-	2,058	-	2,062
Income taxes	-	-	-	(2)
Net income from discontinued operations	-	2,058	-	2,060
Net income attributable to Vale's shareholders	-	2,058	-	2,060

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Cash flow from discontinued operations
Operating activities
Net income before income taxes	-	2,058	-	2,062
Adjustments:
Impairment and results on disposals of non-current assets, net	-	429	-	589
Derecognition of noncontrolling interest	-	585	-	585
Financial results, net	-	(3,072)	-	(3,065)
Decrease in assets and liabilities	-	-	-	(130)
Net cash generated by operating activities	-	-	-	41

Investing activities
Additions to property, plant and equipment	-	-	-	(38)
Disposal of coal, net of cash	-	(65)	-	(65)
Net cash used in investing activities	-	(65)	-	(103)

Financing activities
Payments	-	-	-	(11)
Net cash used by financing activities	-	-	-	(11)
Net cash used by discontinued operations	-	(65)	-	(73)